Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental cash flow information
Schedule of supplemental cash flow information

	Year ended December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Supplemental disclosure for cash paid during the year for:
Interest expense	$(19,369)	(22,265)	$(22,683)
Income taxes	(4,527)	(1,669)	(3,066)
Supplemental disclosure of non-cash investing activities:
Non-cash expenditures for vessel and other equipment	—	—	(43)
Supplemental disclosure of non-cash financing activities:
Non-cash indemnifications received	$315	11,850	$—